Reporting on Financial Instruments (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Financial liabilities fair value	€ 16,182	€ 1,080
Market price risk percentage, description	Mitigated by a limit to 4% of the market price risk
Percentage of purchase price liability	1.00%
Interest expense	€ 1,000	0
Expected profits from the sale, description	A change of +5% (-5%) in the expected profits from the sale of the Cutanea products would result in a change of EUR +0.9 million (EUR -0.6 million) for the purchase price liability.
Financial assets and liabilities in foreign currencies	€ 29,100	27,000	€ 13,100
Exchange rate, percentage	5.00%
Change in other expenses and income	€ 1,500	1,400	700
Trade receivables	43	0	€ 0
Acquisition of Cutanea [Member]
Statement Line Items [Line Items]
Financial liabilities fair value	14,700
EIB Loan [Member]
Statement Line Items [Line Items]
Financial liabilities fair value	€ 1,500	€ 1,100